Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Impairment losses for long-lived assets recognized	$ 0	$ 0
Impairment losses in unconsolidated real estate entities	$ 0	$ 0
Land Improvements | Minimum
Subsidiary, Sale of Stock [Line Items]
Useful life of real estate assets (in years)	5 years
Land Improvements | Maximum
Subsidiary, Sale of Stock [Line Items]
Useful life of real estate assets (in years)	15 years
Building
Subsidiary, Sale of Stock [Line Items]
Useful life of real estate assets (in years)	30 years
Building Improvements | Minimum
Subsidiary, Sale of Stock [Line Items]
Useful life of real estate assets (in years)	5 years
Building Improvements | Maximum
Subsidiary, Sale of Stock [Line Items]
Useful life of real estate assets (in years)	15 years
Furniture and Fixtures | Minimum
Subsidiary, Sale of Stock [Line Items]
Useful life of real estate assets (in years)	5 years
Furniture and Fixtures | Maximum
Subsidiary, Sale of Stock [Line Items]
Useful life of real estate assets (in years)	15 years
Renovations and Improvements | Minimum
Subsidiary, Sale of Stock [Line Items]
Useful life of real estate assets (in years)	5 years
Renovations and Improvements | Maximum
Subsidiary, Sale of Stock [Line Items]
Useful life of real estate assets (in years)	15 years
Cottonwood Communities Management, LLC | IPO
Subsidiary, Sale of Stock [Line Items]
Offering costs incurred	$ 14,096
Cottonwood Communities Management, LLC | Private Placement
Subsidiary, Sale of Stock [Line Items]
Offering costs incurred	$ 3,580